Segment Information - Summary of Revenue By Geographic Area (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 252,813	$ 210,100	$ 156,136
Property, plant and equipment	354,443	308,014	270,905
Argentina [member]
Disclosure of geographical areas [line items]
Revenue	230,728	193,707	143,851
Property, plant and equipment	353,868	307,350	269,914
Mercosur and Associates Countries [member]
Disclosure of geographical areas [line items]
Revenue	8,694	7,964	6,302
Property, plant and equipment	575	664	553
Rest of the world [member]
Disclosure of geographical areas [line items]
Revenue	8,785	6,142	4,175
Property, plant and equipment			438
Europe [member]
Disclosure of geographical areas [line items]
Revenue	$ 4,606	$ 2,287	$ 1,808